Accruals and Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Accounts Payable and Accrued Liabilities, Current [Abstract]
Summary of Accruals And Other Liabilities
Accruals and other liabilities consisted of the following:

	As of December 31,
	2019	2020
Payables for purchase of property, plant and equipment	831,644	596,527
Payables for marketing events	83,552	362,570
Employee compensation payable	199,515	326,081
Refundable deposit from customers	9,557	213,928
Payable for R&D expenses	257,473	197,751
Accrued expenses	107,712	145,174
Deposits from third parties	62,696	108,301
Noncontrolling interests	98,010	98,010
Interest payables	23,315	61,997
Warranty	8,380	31,594
Advances from customers	37,478	5,437
Others	36,663	108,795

Total	1,755,995	2,256,165